Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 34,637	$ 19,288
Available-for-sale Securities, Gross Unrealized Gains	36	127
Available-for-sale Securities, Gross Unrealized Losses	(50)	(67)
Available-for-sale securities, Approximate Fair Value	34,623	19,348
Held-to-maturity Securities, Amortized Cost	0	450
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	32,000	14,443
Available-for-sale Securities, Gross Unrealized Gains	11	4
Available-for-sale Securities, Gross Unrealized Losses	(50)	(67)
Available-for-sale securities, Approximate Fair Value	31,961	14,380
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	2,637	4,841
Available-for-sale Securities, Gross Unrealized Gains	25	105
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities, Approximate Fair Value	$ 2,662	4,946
Held-to-maturity Securities, Amortized Cost		450
Held-to-maturity Securities, Gross Unrealized Gains		1
Held-to-maturity Securities, Gross Unrealized Losses		0
Held-to-maturity Securities, Fair Value		451
Equity securities
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost		4
Available-for-sale Securities, Gross Unrealized Gains		18
Available-for-sale Securities, Gross Unrealized Losses		0
Available-for-sale securities, Approximate Fair Value		$ 22